Capital Stock Transactions (Schedule Of Capital Stock Repurchases) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Stock Transactions [Abstract]
Total cost of repurchased shares	$ 158,884	$ 94,640	$ 102,313
Shares repurchased	561,146	500,000	780,134
Weighted average price per share	$ 283.14	$ 189.28	$ 131.15